Subsequent Events	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as describe below, except as described in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 19, 2021, the Company entered into a Convertible Promissory Note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $2,000,000, which amount was drawn in full on the same day. The Convertible Promissory Note is non-interest
bearing and due on the date on which the Company consummates a Business Combination. If the Company does not consummate a Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the Convertible Promissory Note; however, no proceeds from the Trust Account may be used for such repayment. If such funds are insufficient to repay the Promissory Note, the unpaid amounts would be forgiven. Up to $2,000,000 of the Convertible Promissory Note may be converted into warrants at a price of $1.00 per warrant at the option of the Sponsor. The warrants would be identical to the Private Placement Warrants.
On February 2, 2021, the Company entered into a business combination agreement (the “Business Combination Agreement”), by and among the Company, Chariot Merger Sub and CCC. The Domestication, the Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”.
The Business Combination Agreement provides for, among other things, the following transactions on the closing date: (i) the Company will become a Delaware corporation (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed as determined by CCC in its sole discretion, (B) each outstanding Class A ordinary share of the Company and each outstanding Class B ordinary share of the Company will become one share of common stock of the Company (the “Dragoneer Common Stock”), and (C) each outstanding warrant of the Company will become one warrant to purchase one share of Dragoneer Common Stock; and (ii) following the Domestication, Chariot Merger Sub will merge with and into CCC, with CCC as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of the Company (the “Merger”).
Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors. Pursuant to the Subscription Agreements, each investor agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, on the Closing Date (as defined in the Business Combination Agreement) immediately following the Closing (as defined in the Business Combination Agreement), an aggregate of 15,000,000 shares of Dragoneer Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $150,000,000.

Cypress Holdings Inc And Subsidiaries [Member]
Subsequent Event [Line Items]
Subsequent Events
26.	SUBSEQUENT EVENTS
Business Combination Transaction
—On July 30, 2021, the Company consummated the previously announced Merger pursuant to the business combination agreement dated February 2, 2021, as amended, between the Company and Dragoneer.
Upon the closing of the Merger, Dragoneer was renamed “CCC Intelligent Solutions Holdings Inc.” (“New CCC”) and the Company became a wholly owned subsidiary of New CCC.
The Merger will be accounted for as a reverse recapitalization in which Dragoneer is treated as the acquired company. A reverse recapitalization does not result in a new basis of accounting, and the consolidated financial statements of the combined entity will represent the continuation of the consolidated financial statements of the Company in many respects. The Company will be deemed the accounting predecessor and New CCC will be the successor SEC registrant.
As a result of the Merger, New CCC received aggregate gross proceeds of $806 million from the Dragoneer trust account, funds received for issuance of New CCC common stock pursuant to forward purchase agreements and funds received for issuance of New CCC common stock pursuant to subscription agreements for private investments in public equity.
The Company’s outstanding and authorized shares of common stock were exchanged for shares of New CCC at a ratio of
340.5507-for-1
(the “Exchange”). After the Exchange, the number of New CCC’s issued and outstanding shares of common stock was 505,430,378, all with a par value of $0.0001. The effective date of the Exchange was July 30, 2021. The Exchange affects all stockholders uniformly and will not alter any stockholder’s percentage interest in the Company’s common stock, except for adjustments that may result from the treatment of fractional shares as follows: (i) no fractional shares will be issued as a result of the Exchange; and (ii) stockholders who would have been entitled to a fractional share as a result of the Exchange will instead receive a cash payment in an amount equal to the fractional share multiplied by the closing price of our common stock the day before the Exchange became effective.
Dividend—
On July 29, 2021, the Board of Directors declared a cash dividend of $90.71 per share of Class A and Class B common stock issued and outstanding as of the close of business on July 29, 2021. The aggregate cash dividend of $134.6 million was paid on August 2, 2021.
Modification of Equity Incentive Awards
—To reflect the reduction to the Company’s enterprise value resulting from the cash dividends of $90.71 per share and $90.66 per share, declared on July 29, 2021 and March 17, 2021, respectively, the Company modified the exercise price of its outstanding stock based awards. As part of the modification, the Company paid a cash settlement totaling $9.0 million to certain award holders in lieu of modifying the exercise price.
In connection with the Merger, the Company modified the vesting terms of its performance-based awards with a market condition granted under the 2017 Plan such that the awards would vest upon the closing of the Merger. Accordingly, at the time of closing, the awards vested and were settled. This modification to the performance-based awards with a market condition resulted in additional stock-based compensation expense recognized upon closing at July 30, 2021.
In addition, the Company modified the vesting terms of the phantom shares granted under the 2017 Plan such that the awards would vest upon the closing of the Merger. Accordingly, at the time of closing, the phantom shares vested and were settled. This modification to the phantom shares resulted in additional stock-based compensation expense recognized upon closing at July 30, 2021.
Equity Incentive Plan
—Upon completion of the Merger, the Company’s outstanding stock options were assumed by New CCC and settled in cash or became exercisable for shares of New CCC Common Stock under the 2021 Incentive Equity Plan (the “2021 Plan”). The 2021 Plan was adopted by the shareholders of Dragoneer on July 29, 2021. Upon completion of the Merger, the 2017 Plan was cancelled, and no new stock options will be issued.
The purpose of the 2021 Plan is to enable the Company to attract, retain, and motivate employees and consultants of the Company and its subsidiaries by allowing them to become owners of common stock enabling them to benefit directly from the growth, development, and financial successes of the Company.
The 2021 Plan provides the Company with the ability to grant stock-based compensation awards, including without limitation, stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, other stock or cash-based awards and dividend equivalent awards.
Pursuant to the 2021 Plan, at closing on July 30, 2021, the number of shares of common stock that may be subject to stock incentives should not exceed 147,053,215 shares in the aggregate.
Vesting conditions will be determined by the plan administrator and may apply to each award and may include continued service, performance and/or other conditions.
Long-Term Debt
—On July 30, 2021, using proceeds from the Merger, the Company made a prepayment of $525.0 million on its First Lien Term Loan. After prepayment, the First Lien Term Loan’s outstanding balance was $804.2 million.

24.	SUBSEQUENT EVENTS
Merger Agreement—
On February 2, 2021, the Company entered into a merger agreement with Dragoneer Growth Opportunities Corp., (“Dragoneer”), a Special Purpose Acquisition Company. The contemplated deal with Dragoneer would provide all holders of the Company’s common stock to receive common stock of the continuing public company, which will be a wholly owned subsidiary of Dragoneer. The proposed transaction is expected to be completed in the second quarter of 2021, subject to, among other things, the approval by Dragoneer’s shareholders, satisfaction of the conditions stated in the merger agreement and other customary closing conditions. There is no assurance that the transaction will be consummated. If consummated, the transaction will be accounted for as a reverse recapitalization and the Company has been determined to be the accounting acquirer. Further, if consummated, accelerated vesting of the performance-based stock options and Phantom stock options will occur. As the performance condition would not be satisfied upon consummation of the transaction, this will be accounted for as a modification under ASC 718.
Dividend—
On March 16, 2021, the Board of Directors declared a cash dividend of $90.66 per share of Class A and Class B common stock. The aggregate cash dividend of $134.6 million was paid on March 17, 2021.
Management has evaluated subsequent events through March 29, 2021, the date these consolidated financial statements were issued.